FIDELITY(REGISTERED TRADEMARK)
CONTRAFUND(REGISTERED TRADEMARK)

ANNUAL REPORT
DECEMBER 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     10  A summary of major shifts in
                           the fund's investments over
                           the past six months.

INVESTMENTS            11  A complete list of the fund's
                           investments with their
                           market values.

FINANCIAL STATEMENTS   30  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  34  Footnotes to the financial
                           statements.

REPORT OF INDEPENDENT  40  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          41

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

The NASDAQ, S&P 500(Registered trademark) and Dow Jones Industrial Average all closed 1999 at record highs. Investors should note, however, that much of the year's returns were driven by a single sector: technology. Most other stocks were flat or down in 1999. Likewise, bond investors had little cause to celebrate at year's end. Steadily rising interest rates left the benchmark 30-year Treasury at its highest yield level in two years.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND                25.03%       236.23%       653.32%

FIDELITY CONTRAFUND  (INCL.        21.28%       226.14%       630.72%
3.00% SALES CHARGE)

S&P 500 (registered trademark)     21.04%       251.12%       432.89%

Growth Funds Average               29.27%       214.12%       380.42%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,149 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created new comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.*

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1999  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY CONTRAFUND              25.03%       27.45%        22.38%

FIDELITY CONTRAFUND  (INCL.      21.28%       26.67%        22.00%
3.00% SALES CHARGE)

S&P 500                          21.04%       28.56%        18.21%

Growth Funds Average             29.27%       25.04%        16.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Contrafund                  S&P 500
             00022                       SP001
  1989/12/31       9700.00                    10000.00
  1990/01/31       9185.52                     9329.00
  1990/02/28       9376.28                     9449.34
  1990/03/31       9578.61                     9699.75
  1990/04/30       9480.33                     9457.26
  1990/05/31      10376.34                    10379.34
  1990/06/30      10509.30                    10308.76
  1990/07/31      10312.75                    10275.77
  1990/08/31       9509.24                     9346.84
  1990/09/30       9110.37                     8891.65
  1990/10/31       9156.62                     8853.42
  1990/11/30       9700.00                     9425.35
  1990/12/31      10081.80                     9688.32
  1991/01/31      11063.83                    10110.73
  1991/02/28      11900.59                    10833.64
  1991/03/31      12597.89                    11095.82
  1991/04/30      12667.62                    11122.45
  1991/05/31      13475.32                    11602.94
  1991/06/30      12719.92                    11071.52
  1991/07/31      13620.59                    11587.46
  1991/08/31      14306.27                    11862.08
  1991/09/30      14346.95                    11663.98
  1991/10/31      14759.52                    11820.28
  1991/11/30      13980.87                    11343.92
  1991/12/31      15618.57                    12641.67
  1992/01/31      16063.94                    12406.53
  1992/02/29      16585.24                    12567.82
  1992/03/31      16135.13                    12322.74
  1992/04/30      16310.17                    12685.03
  1992/05/31      16485.21                    12747.19
  1992/06/30      16085.12                    12557.26
  1992/07/31      16491.46                    13070.85
  1992/08/31      16185.14                    12802.90
  1992/09/30      16460.21                    12953.97
  1992/10/31      16829.05                    12999.31
  1992/11/30      17641.74                    13442.58
  1992/12/31      18100.97                    13607.93
  1993/01/31      18674.25                    13722.24
  1993/02/28      18797.44                    13908.86
  1993/03/31      19695.73                    14202.33
  1993/04/30      19828.80                    13858.64
  1993/05/31      20613.97                    14230.05
  1993/06/30      20620.63                    14271.32
  1993/07/31      20846.86                    14214.23
  1993/08/31      21858.26                    14752.95
  1993/09/30      21904.84                    14639.35
  1993/10/31      22097.81                    14942.39
  1993/11/30      21266.06                    14800.44
  1993/12/31      21979.32                    14979.52
  1994/01/31      22670.63                    15488.82
  1994/02/28      22507.97                    15069.08
  1994/03/31      21617.99                    14412.07
  1994/04/30      21883.55                    14596.54
  1994/05/31      21761.53                    14835.92
  1994/06/30      20921.79                    14472.44
  1994/07/31      21345.25                    14947.14
  1994/08/31      22235.23                    15559.97
  1994/09/30      21940.96                    15178.75
  1994/10/31      22565.39                    15520.27
  1994/11/30      21539.04                    14955.03
  1994/12/31      21732.82                    15176.81
  1995/01/31      21381.14                    15570.34
  1995/02/28      22242.41                    16177.12
  1995/03/31      23053.44                    16654.51
  1995/04/30      24094.15                    17144.98
  1995/05/31      24675.51                    17830.27
  1995/06/30      26240.16                    18244.46
  1995/07/31      28249.80                    18849.45
  1995/08/31      28623.02                    18896.76
  1995/09/30      29146.96                    19694.21
  1995/10/31      28615.84                    19623.90
  1995/11/30      29369.46                    20485.39
  1995/12/31      29617.51                    20879.93
  1996/01/31      30287.45                    21590.69
  1996/02/29      30472.10                    21790.83
  1996/03/31      31317.86                    22000.68
  1996/04/30      32286.79                    22324.97
  1996/05/31      32557.76                    22900.73
  1996/06/30      32311.42                    22987.98
  1996/07/31      30800.55                    21972.37
  1996/08/31      31974.76                    22435.77
  1996/09/30      33288.57                    23698.46
  1996/10/31      34356.04                    24352.06
  1996/11/30      36351.38                    26192.83
  1996/12/31      36114.68                    25673.95
  1997/01/31      37519.85                    27278.06
  1997/02/28      36534.51                    27491.92
  1997/03/31      35584.99                    26362.28
  1997/04/30      36386.42                    27936.10
  1997/05/31      38572.91                    29636.85
  1997/06/30      40167.05                    30964.59
  1997/07/31      43573.10                    33428.44
  1997/08/31      42144.48                    31555.78
  1997/09/30      44958.17                    33284.09
  1997/10/31      43590.53                    32172.40
  1997/11/30      43520.84                    33661.66
  1997/12/31      44420.52                    34239.63
  1998/01/31      44296.68                    34618.32
  1998/02/28      47452.49                    37114.99
  1998/03/31      49875.68                    39015.65
  1998/04/30      50438.54                    39408.15
  1998/05/31      49370.05                    38730.72
  1998/06/30      52108.06                    40303.96
  1998/07/31      52270.24                    39874.73
  1998/08/31      44533.22                    34109.64
  1998/09/30      47233.07                    36294.70
  1998/10/31      48807.19                    39246.91
  1998/11/30      52069.90                    41625.67
  1998/12/31      58442.69                    44024.14
  1999/01/31      61827.25                    45865.23
  1999/02/28      59614.99                    44439.74
  1999/03/31      61826.03                    46217.77
  1999/04/30      63123.59                    48007.79
  1999/05/31      61815.65                    46874.32
  1999/06/30      65230.82                    49475.85
  1999/07/31      64213.54                    47931.21
  1999/08/31      62345.05                    47693.95
  1999/09/30      62189.35                    46386.66
  1999/10/31      64473.05                    49322.01
  1999/11/30      67088.92                    50324.73
  1999/12/31      73072.31                    53288.85
IMATRL PRASUN   SHR__CHT 19991231 20000113 160109 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Contrafund on December 31, 1989, and the current 3.00% sales charge was paid. As the chart shows, by December 31, 1999, the value of the investment would have grown to $73,072 - a 630.72% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $53,289 - a 432.89% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

* THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER MULTI-CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF DECEMBER 31, 1999, THE ONE YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER MULTI-CAP GROWTH FUNDS AVERAGE ARE 52.34%, 258.07%, 492.89% AND 52.34%, 28.56%, 19.17%, RESPECTIVELY; AND THE ONE
YEAR, FIVE YEAR AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LIPPER MULTI-CAP SUPERGROUP AVERAGE ARE 24.95%, 186.76%, 341.11% AND 24.95%, 22.85%, 15.51%, RESPECTIVELY.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Despite the fifth consecutive year
of returns exceeding 20% for the
Standard & Poor's 500 Index, this
performance was not necessarily an
entirely accurate representation of
the overall health of the U.S. equity
markets. For example, during the
12-month period ending December
31, 1999, the S&P 500 - a
market-capitalization-weighted
index of 500 widely held U.S. stocks
- returned 21.04%. Interestingly,
however, the top 50 stocks in the
S&P 500 - the so-called "Nifty 50"
- accounted for 115% of its total
return. Meanwhile, the remaining
450 stocks had a cumulative return
of -3.13%. Overall, more stocks fell
than rose in 1999. Additionally, just
one sector - technology - was
responsible for approximately 70%
of the S&P's return. This incredibly
narrow market breadth was further
illustrated by the technology-laden
NASDAQ Index. Its 12-month return
of 86.12% was the all-time highest
annual return for any major U.S. stock
index. The Dow Jones Industrial
Average - an index of 30 blue-chip
stocks - posted a 27.13% return
during the period. Also dominating
headlines in 1999 was the Federal
Reserve Board's persistent inflation
worries, and its attempts to keep the
same in check by increasing key
short-term interest rates by 0.25
percentage points on three occasions.

(photograph of Will Danoff)

An interview with Will Danoff, Portfolio Manager of Fidelity
Contrafund

Q. HOW DID THE FUND PERFORM, WILL?

A. For the 12 months that ended December 31, 1999, the fund returned 25.03%. This topped the Standard & Poor's 500 Index, which returned 21.04% during the same period, but trailed the growth funds average, which returned 29.27% according to Lipper Inc.

Q. WHY DO YOU THINK THE FUND BEAT ITS INDEX BUT TRAILED ITS PEERS?

A. When investors look back on 1999, they will see that technology and telecommunications stocks dominated the market. Technology stocks rose more than 70% on average, and produced around 70% of the S&P 500's return for the year. Investors also will see that most stocks - particularly those in the finance and health care groups - had a difficult time. In fact, 51% of the stocks in the S&P 500 actually declined in 1999. This backdrop played a considerable role in determining Contrafund's performance relative to both the index and its peers. Despite having a below-average weighting in tech stocks during the period, the fund beat the index due to the strong performance of its media-related holdings, as well as its de-emphasis on finance and health stocks. In terms of the peer group, many of Contrafund's competitors owned more technology, and therefore achieved higher returns. My feeling, though, is that these returns came with a higher degree of risk.

Q. WHAT COURSE DID THE TECHNOLOGY SECTOR FOLLOW DURING THE PERIOD, AND HOW DID YOU PLAY YOUR CARDS?

A. The sector exploded during the second half of the year, as global Internet traffic and wireless phone usage surged, and the global economy strengthened. Technology earnings growth accelerated to 28% in 1999, vastly better than the rest of the market's 7% growth rate. I chose to emphasize companies with real earnings and cash flow, and steered clear of start-ups and concept companies. For example, I added to the fund's holdings in global networking and software leaders such as Cisco Systems and Microsoft, both of which were very profitable and continued to grow by more than 30% annually in 1999. Both companies were top-10 positions at the end of the period. Despite having less exposure to technology than both the index and its peers, I did raise the fund's weighting from 17% to 24% during the second half of the year. My decision to do so was prompted by the greater-than-expected consumer and corporate demand for Internet and wireless services.

Q. WHAT FACTORS HELPED THE FUND'S MEDIA-RELATED INVESTMENTS PERFORM
WELL?

A. The Internet phenomenon and the strong economy helped here as well. As the Web grows and enables faster and more convenient distribution of content, traditional media companies will most likely gain another avenue through which to sell their programming. As a result, their content should become more valuable in the future. In addition, media companies benefited from the strong economy in that overall U.S. advertising was up considerably. The fund held significant investments in leading media companies such as Time Warner, CBS and Viacom, all of which gained market share in their core businesses and performed well. The beauty of the media business is that all of the leading companies tend to generate large amounts of free cash flow, which can then be used to reduce debt or buy back stock, even when the economy slows. At the close of the period, the fund's media holdings represented more than 15% of the portfolio.

Q. THE FUND'S TELECOMMUNICATIONS STOCKS ALSO PERFORMED WELL. WHAT
FACTORS HELPED THIS GROUP?

A. Telecommunications stocks benefited from the continued growth in wireless usage, the huge increase in data traffic - mostly Internet-related - and from opportunities created by the deregulation of the industry, primarily in the U.S. and Europe. Worldwide wireless subscribers grew 50% in 1999, and growth rates should remain very strong going forward. The fund's considerable investments in Vodafone AirTouch - the largest wireless service provider in the world - and Sprint PCS and Nextel, both new cellular carriers in the U.S., helped performance in 1999. Data traffic, meanwhile, accounted for 50% of all global telecommunications traffic, and is doubling every year. This massive increase forced service providers to expand capacity meaningfully, and thus helped telecommunications infrastructure companies such as Nokia, Motorola, Tellabs and Ericsson, all of which the fund held during the period. Finally, deregulation has spawned many new, rapid-growth companies in the past few years, and the fund's stakes in Nextlink, McLeod USA and Energis helped performance.

Q. DID YOU FOLLOW ANY "OUT OF FAVOR" THEMES DURING THE PERIOD?

A. I increased the fund's Japanese holdings. Entering 1999, Japan had endured a very challenging economic environment. The Nikkei 225 Index peaked at 38,900 in December 1989, and was below 15,000 at the beginning of the period as an ongoing recession crushed corporate profits throughout the 1990s. But by last summer, Japanese companies were trading at half the cash-flow valuations of their U.S. counterparts, Japan's central bank had shifted toward easier monetary policies and Japanese firms were cutting costs aggressively and taking other shareholder-friendly actions. As a result, earnings rebounded throughout 1999 and share prices followed. The fund's positions in Japanese brokers and selected technology companies performed well as a result.

Q. WHERE DID THE FUND'S DISAPPOINTMENTS LIE?

A. The global economy, and particularly the U.S. economy, was much stronger than expected in 1999. I had anticipated faster economic growth, and should have positioned the fund more aggressively with a higher weighting in technology and even lower weightings in defensive areas such as drug, grocery-store and financial stocks. The fund's positions in such steady "defensive" growers as CVS, Safeway and Associates First Capital detracted from performance as the market paid virtually any price for accelerating earnings growth, and discarded these steady growers regardless of their low share prices.

Q. WHAT'S YOUR OUTLOOK?

A. I'm concerned about the recent interest-rate tightenings by the U.S. Federal Reserve. With unemployment levels at 30-year lows, the risk of accelerating wage inflation is rising. Higher interest rates should slow the economy and could squeeze corporate profit growth, particularly in the second half of 2000. I expect earnings growth to slow in 2000, and am worried that profits could be even lower. With this in mind, the fund is positioned more cautiously on economically sensitive sectors than it was a year ago. The fund remains underweighted in technology relative to the S&P 500, and I believe I'll find better buying opportunities in the future.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to increase the value of
the fund's shares over the
long term by investing in
companies whose value is
not fully recognized by the
public

FUND NUMBER: 022

TRADING SYMBOL: FCNTX

START DATE: May 17, 1967
SIZE: as of December 31,
1999, more than $46.9 billion

MANAGER: Will Danoff,
since 1990; manager, VIP II:
Contrafund, since 1995;
Fidelity Select Retailing
Portfolio, 1986-1989;
joined Fidelity in 1986

WILL DANOFF ON TECHNOLOGY
STOCK PRICES:

"In many ways, 1999's market was
the market according to the new
GAAP - growth at any price. This
was especially true in the technology
sector, where small but quickly
growing companies went public
almost daily and emerged as market
leaders despite being
unprofitable.

"Technology earnings growth soared
due the strong economy and an
Internet-fueled surge in information
technology spending. The market
has extrapolated this trend into the
future, and is now paying 75 times
earnings for the average tech stock, up
from 26 times just three years ago.
This tripling of technology stock
multiples is just one indication of the
frenzy currently surrounding the
sector.

"The reason Contrafund was
underweighted in technology was
that I couldn't justify paying such
high prices given the uncertainty of
future profitability for many of these
companies. I did not think the
reward was equally balanced with
the risk. Instead, owning more
traditional tech stocks allowed the
fund to participate in the Internet
trend by owning companies that
were generating actual earnings.

"As we enter 2000, I am concerned
about the technology sector because
valuations are incredibly expensive
and I think the economy will slow.
At the same time, the long-term
fundamentals of some companies
positioned to benefit from the
Internet and wireless tidal waves
have never been better. I'll continue
to work my hardest to find the right
names, but at the right prices."


INVESTMENT CHANGES





TOP TEN STOCKS AS OF DECEMBER
31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

McDonald's Corp.                3.6                      3.3

Time Warner, Inc.               3.1                      4.3

Cisco Systems, Inc.             2.5                      1.7

Microsoft Corp.                 2.4                      1.4

Vodafone AirTouch PLC           2.0                      1.7
sponsored ADR

Exxon Mobil Corp.               1.8                      1.4

CBS Corp.                       1.7                      1.1

BP Amoco PLC sponsored ADR      1.6                      1.3

Home Depot, Inc.                1.5                      1.0

CVS Corp.                       1.5                      2.0

                                21.7                     19.2

TOP FIVE MARKET SECTORS AS OF
DECEMBER 31, 1999

                               % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                        MONTHS AGO

TECHNOLOGY                      24.6                     17.3

MEDIA & LEISURE                 15.7                     16.4

UTILITIES                       14.0                     12.4

FINANCE                         9.5                      7.4

HEALTH                          5.8                      5.1



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF DECEMBER 31, 1999 *                                    AS OF JUNE 30, 1999 **

Stocks                          94.8%                        Stocks                               90.8%

Bonds                            2.4%                        Bonds                                 1.9%

Short-Term  Investments and                                  Short-Term  Investments and
Net Other Assets                 2.8%                        Net Other Assets                      7.3%

* FOREIGN INVESTMENTS           17.0%                        ** FOREIGN INVESTMENTS                9.6%

Row: 1, Col: 1, Value: 94.8                                  Row: 1, Col: 1, Value: 90.8
Row: 1, Col: 2, Value: 0.0                                   Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0                                   Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 2.4                                   Row: 1, Col: 4, Value: 1.9
Row: 1, Col: 5, Value: 0.0                                   Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                   Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                   Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.8                                   Row: 1, Col: 8, Value: 7.3





PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.


INVESTMENTS DECEMBER 31, 1999

Showing Percentage of Net Assets



COMMON STOCKS - 94.8%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.6%

Alliant Techsystems, Inc. (a)     400,000                  $ 24,925

Boeing Co.                        3,184,670                 132,363

Bombardier, Inc. Class B          1,804,200                 36,977

United Technologies Corp.         1,207,100                 78,462

                                                            272,727

BASIC INDUSTRIES - 2.6%

CHEMICALS & PLASTICS - 0.7%

Aventis SA (Germany)              1,276,900                 74,518

Avery Dennison Corp.              584,800                   42,617

Geon Co.                          1,103,000                 35,848

H. B. Fuller Co.                  433,029                   24,223

Spartech Corp.                    546,300                   17,618

Union Carbide Corp.               971,800                   64,868

Valspar Corp.                     1,331,100                 55,740

                                                            315,432

IRON & STEEL - 0.0%

Cordant Technologies, Inc.        269,600                   8,897

METALS & MINING - 0.9%

Alcoa, Inc.                       1,917,400                 159,144

Inco Ltd.                         462,000                   10,730

Inco Ltd. Class VBN Shares        251,100                   2,230

Rio Tinto PLC (Reg.)              5,392,064                 130,308

The Broken Hill Proprietary       9,164,870                 120,432
Co. Ltd.

                                                            422,844

PACKAGING & CONTAINERS - 0.1%

Corning, Inc.                     550,500                   70,980

PAPER & FOREST PRODUCTS - 0.9%

Bowater, Inc.                     922,900                   50,125

Champion International Corp.      2,475,300                 153,314

Georgia-Pacific Corp.             987,300                   50,105

Kimberly-Clark Corp.              498,700                   32,540

Temple-Inland, Inc.               169,300                   11,163

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Weyerhaeuser Co.                  1,729,700                $ 124,214

Willamette Industries, Inc.       61,200                    2,842

                                                            424,303

TOTAL BASIC INDUSTRIES                                      1,242,456

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.2%

Fortune Brands, Inc.              1,972,700                 65,222

Masco Corp.                       838,600                   21,279

                                                            86,501

CONSTRUCTION - 0.1%

Jacobs Engineering Group,         1,015,600                 33,007
Inc. (a)

ENGINEERING - 0.1%

PerkinElmer, Inc.                 1,489,200                 62,081

REAL ESTATE - 0.0%

Grand Palais Management Co.       398,400                   0
LP (d)

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Equity Office Properties Trust    1,766,400                 43,498

Equity Residential Properties     167,100                   7,133
Trust (SBI)

                                                            50,631

TOTAL CONSTRUCTION & REAL                                   232,220
ESTATE

DURABLES - 2.8%

AUTOS, TIRES, & ACCESSORIES -
1.3%

Danaher Corp.                     3,471,720                 167,510

Gentex Corp. (a)                  834,400                   23,155

Midas, Inc. (c)                   1,426,800                 31,211

PACCAR, Inc.                      200,100                   8,867

SPX Corp. (a)(c)                  3,116,947                 251,888

Toyota Motor Corp.                880,000                   42,622

TRW, Inc.                         1,369,500                 71,128

                                                            596,381

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER DURABLES - 0.1%

Boyds Collection, Ltd.            2,135,800                $ 14,817

Minnesota Mining &                123,200                   12,058
Manufacturing Co.

                                                            26,875

CONSUMER ELECTRONICS - 0.8%

Harman International              1,238,900                 69,533
Industries, Inc. (c)

Matsushita Electric               481,000                   13,420
Industrial Co. Ltd.

Sony Corp.                        1,049,800                 298,931

                                                            381,884

HOME FURNISHINGS - 0.2%

Linens'n Things, Inc. (a)(c)      2,762,200                 81,830

Restoration Hardware, Inc. (a)    526,700                   3,588

The Bombay Company, Inc.          2,849,700                 12,824
(a)(c)

                                                            98,242

TEXTILES & APPAREL - 0.4%

Jones Apparel Group, Inc. (a)     1,929,474                 52,337

Pacific Sunwear of                1,018,300                 32,458
California, Inc. (a)

Quiksilver, Inc. (a)              900,850                   13,963

Tommy Hilfiger (a)                3,491,500                 81,396

Warnaco Group, Inc. Class A       1,892,200                 23,298

                                                            203,452

TOTAL DURABLES                                              1,306,834

ENERGY - 5.0%

ENERGY SERVICES - 0.1%

BJ Services Co. (a)               205,300                   8,584

ENSCO International, Inc.         70,700                    1,617

Global Marine, Inc. (a)           991,700                   16,487

Halliburton Co.                   62,200                    2,504

Hanover Compressor Co. (a)        259,000                   9,777

Schlumberger Ltd.                 319,700                   17,983

Smith International, Inc. (a)     38,000                    1,888

Tidewater, Inc.                   148,900                   5,360

Transocean Sedco Forex, Inc.      61,893                    2,085

                                                            66,285

OIL & GAS - 4.9%

Amerada Hess Corp.                698,270                   39,627

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Anadarko Petroleum Corp.          696,000                  $ 23,751

Atlantic Richfield Co.            1,246,800                 107,848

BP Amoco PLC sponsored ADR        12,780,466                758,041

Canadian Natural Resources        339,030                   8,261
Ltd. (a)

Exxon Mobil Corp.                 10,603,682                854,259

Rio Alto Exploration Ltd. (a)     586,100                   8,265

Royal Dutch Petroleum Co. (NY     3,971,800                 240,046
Registry Gilder 1.25)

Suncor Energy, Inc.               768,800                   32,098

Total Fina SA sponsored ADR       2,257,165                 156,309

Vastar Resources, Inc.            873,700                   51,548

                                                            2,280,053

TOTAL ENERGY                                                2,346,338

FINANCE - 9.5%

BANKS - 2.2%

Bank of New York Co., Inc.        6,363,400                 254,536

Chase Manhattan Corp.             1,989,600                 154,567

Fifth Third Bancorp               239,800                   17,595

First Security Corp.              305,000                   7,787

FleetBoston Financial Corp.       1,240,647                 43,190

HSBC Holdings PLC (United         7,456,000                 106,434
Kingdom Reg.)

Lloyds TSB Group PLC              4,552,000                 56,990

M&T Bank Corp.                    37,230                    15,423

Marshall & Ilsley Corp.           446,600                   28,052

Mellon Financial Corp.            1,545,600                 52,647

Northern Trust Corp.              699,800                   37,089

Toronto Dominion Bank             1,661,300                 44,498

Wells Fargo & Co.                 5,137,600                 207,752

Zions Bancorp                     314,400                   18,609

                                                            1,045,169

CREDIT & OTHER FINANCE - 2.7%

American Express Co.              2,400,000                 399,000

Associates First Capital          17,452,272                478,847
Corp. Class A

Citigroup, Inc.                   5,962,300                 331,280

Household International, Inc.     1,365,200                 50,854

                                                            1,259,981

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.1%

Fannie Mae                        6,519,070                $ 407,034

Freddie Mac                       1,874,020                 88,196

SLM Holding Corp.                 998,700                   42,195

                                                            537,425

INSURANCE - 1.8%

AFLAC, Inc.                       1,464,300                 69,097

Allstate Corp.                    987,100                   23,690

Ambac Financial Group, Inc.       270,700                   14,127

American General Corp.            1,042,400                 79,092

American International Group,     3,458,437                 373,944
Inc.

Berkshire Hathaway, Inc.          2,758                     154,724
Class A (a)

Canada Life Financial Corp.       830,800                   12,835
(a)

CIGNA Corp.                       219,000                   17,643

Marsh & McLennan Companies,       657,900                   62,953
Inc.

Mutual Risk Management Ltd.       2,280,200                 38,336
(c)

RenaissanceRe Holdings Ltd.       562,800                   23,004

                                                            869,445

SAVINGS & LOANS - 0.4%

Golden West Financial Corp.       5,052,300                 169,252

SECURITIES INDUSTRY - 1.3%

Daiwa Securities Co. Ltd.         20,190,000                315,889

Nikko Securities Co. Ltd.         13,790,000                174,466

Nomura Securities Co. Ltd.        6,255,000                 112,921

                                                            603,276

TOTAL FINANCE                                               4,484,548

HEALTH - 5.8%

DRUGS & PHARMACEUTICALS - 4.6%

Allergan, Inc.                    4,360,700                 216,945

Amgen, Inc. (a)                   2,938,500                 176,494

AstraZeneca Group PLC (United     413,700                   17,272
Kingdom)

Biogen, Inc. (a)                  1,270,600                 107,366

Biovail Corp. International       116,300                   10,853
(a)

Bristol-Myers Squibb Co.          1,938,700                 124,440

Cephalon, Inc. (a)                237,300                   8,202

Chiron Corp. (a)                  83,100                    3,521

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Eli Lilly & Co.                   2,271,900                $ 151,081

Genentech, Inc.                   1,465,420                 197,099

Human Genome Sciences, Inc.       184,500                   28,159
(a)

IDEC Pharmaceuticals Corp. (a)    450,100                   44,222

Immunex Corp. (a)                 4,042,500                 442,654

Jones Pharma, Inc.                94,600                    4,109

Medimmune, Inc. (a)               804,030                   133,368

Merck & Co., Inc.                 1,524,900                 102,264

Pfizer, Inc.                      377,100                   12,232

QLT PhotoTherapeutics, Inc.       698,500                   41,040
(a)

Schering-Plough Corp.             3,168,900                 133,688

Warner-Lambert Co.                2,453,900                 201,066

                                                            2,156,075

MEDICAL EQUIPMENT & SUPPLIES
- 1.0%

Baxter International, Inc.        259,600                   16,306

Becton, Dickinson & Co.           1,339,450                 35,830

Biomet, Inc.                      823,800                   32,952

Boston Scientific Corp. (a)       136,500                   2,986

C. R. Bard, Inc.                  1,014,000                 53,742

Cardinal Health, Inc.             347,567                   16,640

Guidant Corp.                     1,117,800                 52,537

Haemonetics Corp. (a)             231,900                   5,522

Medtronic, Inc.                   1,588,300                 57,874

Patterson Dental Co. (a)          1,206,500                 51,427

Perrigo Co. (a)                   1,215,900                 9,727

Smith & Nephew PLC                7,141,740                 24,013

Stryker Corp.                     425,100                   29,598

Sybron International, Inc. (a)    1,213,800                 29,966

Varian Medical Systems, Inc.      1,202,700                 35,855

                                                            454,975

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Columbia/HCA Healthcare Corp.     2,774,300                 81,322

Health Management Associates,     906,400                   12,123
Inc. Class A (a)

United HealthCare Corp.           504,300                   26,791

                                                            120,236

TOTAL HEALTH                                                2,731,286

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HOLDING COMPANIES - 0.0%

PartnerRe Ltd.                    207,400                  $ 6,728

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

ELECTRICAL EQUIPMENT - 1.5%

Adtran, Inc. (a)                  543,700                   27,967

Allen Telecom, Inc. (a)(c)        2,462,700                 28,475

Anixter International, Inc.       784,400                   16,178
(a)

C&D Technologies, Inc.            18,500                    786

Cymer, Inc. (a)                   82,900                    3,813

General Instrument Corp. (a)      745,600                   63,376

Hutchison Whampoa Ltd.            7,935,000                 115,429

L-3 Communications Holdings,      151,800                   6,319
Inc. (a)

Loral Space & Communications      5,712,267                 138,879
Ltd. (a)

Mitsubishi Electric Corp.         1,622,000                 10,475

Rayovac Corp. (a)(c)              2,559,500                 48,311

Roper Industries, Inc.            881,500                   33,332

Siemens AG                        1,667,300                 213,092

                                                            706,432

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ITT Industries, Inc.              1,485,100                 49,658

Kennametal, Inc.                  175,700                   5,908

Mettler-Toledo International,     766,100                   29,255
Inc. (a)

MSC Industrial Direct, Inc.       1,098,400                 14,554
(a)

Sandvik AB Series B               763,300                   24,505

Terex Corp. (a)                   602,000                   16,706

                                                            140,586

TOTAL INDUSTRIAL MACHINERY &                                847,018
EQUIPMENT

MEDIA & LEISURE - 15.7%

BROADCASTING - 8.7%

American Tower Corp. Class A      6,924,600                 211,633
(a)

Asia Satellite                    1,700                     60
Telecommunications Holdings
Ltd. sponsored ADR

AT&T Corp.:

(Liberty Media Group Class A)     5,148,892                 292,200
(a)

(Liberty Media Group Class B)     7,700                     529
(a)

Capital Radio PLC                 1,011,740                 24,532

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

CBS Corp. (a)                     12,341,372               $ 789,076

Charter Communications, Inc.      1,682,600                 36,807

Citadel Communications Corp.      540,000                   35,033
(a)

Comcast Corp.:

Class A                           236,500                   11,322

Class A (special)                 6,908,080                 349,290

Cox Communications, Inc.          1,937,300                 99,771
Class A (a)

EchoStar Communications Corp.     274,900                   26,803
Class A (a)

Entercom Communications Corp.     150,600                   9,940

Grupo Televisa SA de CV           171,500                   11,705
sponsored ADR (a)

Infinity Broadcasting Corp.       10,356,001                374,758
Class A

NTL, Inc. (a)                     208,900                   26,060

Primacom AG                       262,162                   16,885

SBS Broadcasting SA (a)(c)        1,357,800                 66,108

TCI Satellite Entertainment,      165,600                   2,650
Inc. Class A (a)

Television Francaise 1 SA         82,914                    43,389

Time Warner, Inc.                 20,336,377                1,473,116

TV Azteca SA de CV sponsored      206,900                   1,862
ADR

United Pan-Europe                 1,208,850                 154,499
Communications NV

UnitedGlobalCom, Inc. (a)         170,200                   12,020

Univision Communications,         54,000                    5,518
Inc. Class A (a)

                                                            4,075,566

ENTERTAINMENT - 2.1%

Park Place Entertainment          1,216,700                 15,209
Corp.

Premier Parks, Inc. (a)(c)        4,869,200                 140,598

SFX Entertainment, Inc. Class     294,850                   10,670
A (a)

Viacom, Inc.:

Class A (a)                       3,172,000                 191,708

Class B (non-vtg.) (a)            10,718,900                647,824

                                                            1,006,009

LEISURE DURABLES & TOYS - 0.3%

Callaway Golf Co.                 968,800                   17,136

Harley-Davidson, Inc.             1,524,700                 97,676

                                                            114,812

LODGING & GAMING - 0.0%

Dover Downs Entertainment,        629,900                   11,811
Inc. (c)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 0.7%

Harte Hanks Communications,       2,031,350                $ 44,182
Inc.

McGraw-Hill Companies, Inc.       421,900                   26,000

Meredith Corp.                    249,700                   10,409

Reader's Digest Association,      3,953,860                 115,650
Inc. Class A (non-vtg.)

Scholastic Corp. (a)              343,500                   21,361

The New York Times Co. Class A    148,100                   7,275

Tribune Co.                       1,504,957                 82,867

                                                            307,744

RESTAURANTS - 3.9%

Brinker International, Inc.       1,612,900                 38,710
(a)

CEC Entertainment, Inc. (a)       1,103,000                 31,298

McDonald's Corp.                  41,962,600                1,691,606

Outback Steakhouse, Inc. (a)      1,320,650                 34,254

Papa John's International,        1,272,200                 33,157
Inc. (a)

Pizzaexpress PLC                  1,522,400                 18,027

                                                            1,847,052

TOTAL MEDIA & LEISURE                                       7,362,994

NONDURABLES - 1.9%

BEVERAGES - 0.1%

Allied Domecq PLC                 5,877,024                 29,071

FOODS - 1.1%

American Italian Pasta Co.        154,200                   4,742
Class A (a)

Booker PLC                        9,518,454                 18,002

Earthgrains Co. (c)               3,514,900                 56,678

General Mills, Inc.               1,392,600                 49,785

H. J. Heinz Co.                   42,000                    1,672

Keebler Foods Co. (a)             3,636,500                 102,277

Kellogg Co.                       1,613,000                 49,701

Quaker Oats Co.                   2,338,200                 153,444

Sysco Corp.                       1,842,400                 72,890

                                                            509,191

HOUSEHOLD PRODUCTS - 0.7%

Avon Products, Inc.               2,660,700                 87,803

Colgate-Palmolive Co.             2,962,000                 192,530

Dial Corp.                        1,814,000                 44,103

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Playtex Products, Inc. (a)        1,526,000                $ 23,462

Yankee Candle Co., Inc.           418,000                   6,819

                                                            354,717

TOTAL NONDURABLES                                           892,979

PRECIOUS METALS - 0.8%

Anglogold Ltd.                    187,400                   9,651

Barrick Gold Corp.                8,882,760                 158,105

Franco Nevada Mining Corp.        4,369,643                 66,902
Ltd.

Newmont Mining Corp.              126,900                   3,109

Placer Dome, Inc.                 7,316,285                 78,640

Stillwater Mining Co. (a)         1,650,060                 52,596

                                                            369,003

RETAIL & WHOLESALE - 5.5%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co. Class     59,400                    1,585
A (a)

AnnTaylor Stores Corp. (a)        354,700                   12,215

Charlotte Russe Holding, Inc.     33,200                    697

Charming Shoppes, Inc. (a)(c)     10,620,500                70,361

Claire's Stores, Inc.             1,689,700                 37,807

Gap, Inc.                         697,050                   32,064

Talbots, Inc.                     782,500                   34,919

The Limited, Inc.                 820,400                   35,534

TJX Companies, Inc.               3,620,300                 73,990

Urban Outfitters, Inc. (a)        242,000                   7,048

                                                            306,220

DRUG STORES - 1.5%

CVS Corp.                         17,304,766                691,109

Walgreen Co.                      1,015,000                 29,689

                                                            720,798

GENERAL MERCHANDISE STORES -
0.5%

99 Cents Only Stores (a)          112,200                   4,292

Costco Wholesale Corp. (a)        1,487,000                 135,689

Dollar Tree Stores, Inc. (a)      207,200                   10,036

Hot Topic, Inc. (a)               224,000                   5,208

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Ito-Yokado Co. Ltd.               607,000                  $ 65,927

Tuesday Morning Corp. (a)         895,000                   16,502

Wal-Mart Stores, Inc.             29,100                    2,012

                                                            239,666

GROCERY STORES - 0.5%

Fleming Companies, Inc. (c)       2,260,665                 23,172

Loblaw Companies Ltd.             317,700                   7,708

Safeway, Inc. (a)                 4,145,850                 147,437

U.S. Foodservice (a)              3,729,700                 62,472

                                                            240,789

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Bed Bath & Beyond, Inc. (a)       3,860,900                 134,166

Best Buy Co., Inc. (a)            82,800                    4,156

Boots Co. PLC                     1,627,700                 15,840

Circuit City Stores, Inc. -       735,900                   33,161
Circuit City Group

Good Guys, Inc. (a)(c)            1,286,900                 11,984

Guitar Center, Inc. (a)           696,300                   7,007

Home Depot, Inc.                  10,529,250                721,912

Intimate Brands, Inc. Class A     18,000                    776

Office Depot, Inc. (a)            6,920,900                 75,697

Staples, Inc. (a)                 1,229,450                 25,511

Sunglass Hut International,       3,804,800                 42,804
Inc. (a)(c)

                                                            1,073,014

TOTAL RETAIL & WHOLESALE                                    2,580,487

SERVICES - 2.8%

ADVERTISING - 1.9%

DoubleClick, Inc. (a)             471,300                   119,268

Interpublic Group of              4,484,500                 258,700
Companies, Inc.

Lamar Advertising Co. Class A     2,331,300                 141,189
(a)

Omnicom Group, Inc.               24,600                    2,460

TMP Worldwide, Inc. (a)           508,300                   72,179

WPP Group PLC                     4,026,098                 63,845

Young & Rubicam, Inc.             3,173,100                 224,497

                                                            882,138

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

LEASING & RENTAL - 0.1%

Blockbuster, Inc. Class A         1,191,500                $ 15,936

PRINTING - 0.0%

Reynolds & Reynolds Co. Class     449,200                   10,107
A

SERVICES - 0.8%

ACNielsen Corp. (a)               1,850,300                 45,564

Catalina Marketing Corp. (a)      358,700                   41,520

Cendant Corp. (a)                 580,500                   15,420

CheckFree Holdings Corp. (a)      239,500                   25,028

Convergys Corp. (a)               41,500                    1,276

FYI, Inc. (a)                     314,600                   10,696

Gartner Group, Inc. Class B       2,168,062                 29,946
(a)

H&R Block, Inc.                   1,218,900                 53,327

NOVA Corp. (a)                    726,100                   22,918

Robert Half International,        628,400                   17,949
Inc. (a)

Teletech Holdings, Inc. (a)       208,500                   7,027

Viad Corp.                        4,188,400                 116,752

                                                            387,423

TOTAL SERVICES                                              1,295,604

TECHNOLOGY - 24.6%

COMMUNICATIONS EQUIPMENT - 5.2%

ADC Telecommunications, Inc.      2,554,200                 185,339
(a)

Advanced Fibre                    519,800                   23,229
Communications, Inc. (a)

AudioCodes Ltd.                   258,400                   23,773

Cisco Systems, Inc. (a)           11,099,630                1,189,048

Ditech Communications Corp.       35,900                    3,357

Efficient Networks, Inc.          15,800                    1,074

Globalstar Telecommunications     707,700                   31,139
Ltd. (a)

InterVoice, Inc. (a)              89,400                    2,079

Lucent Technologies, Inc.         3,299,000                 246,806

Marconi PLC                       2,939,600                 52,057

Metricom, Inc. (a)                271,900                   21,378

NEC Corp.                         904,000                   21,539

Nokia AB sponsored ADR            1,297,900                 246,601

Nortel Networks Corp.             1,130,380                 113,960

Telefonaktiebolaget LM            1,401,000                 92,028
Ericsson sponsored ADR

Tellabs, Inc. (a)                 2,459,700                 157,882

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMMUNICATIONS EQUIPMENT -
CONTINUED

Terayon Communication             49,700                   $ 3,122
Systems, Inc. (a)

Xircom, Inc. (a)                  380,300                   28,523

                                                            2,442,934

COMPUTER SERVICES & SOFTWARE
- 10.2%

24/7 Media, Inc. (a)              311,200                   17,505

Adobe Systems, Inc.               1,770,300                 119,053

Affymetrix, Inc. (a)              141,200                   23,960

Akamai Technologies, Inc.         45,300                    14,841

Amdocs Ltd. (a)                   2,137,700                 73,751

America Online, Inc. (a)          3,730,600                 281,427

Ariba, Inc.                       12,400                    2,199

Automatic Data Processing,        7,538,800                 406,153
Inc.

AVT Corp. (a)                     39,500                    1,857

BEA Systems, Inc. (a)             415,700                   29,073

Bell & Howell Co. (a)             429,500                   13,663

Black Box Corp. (a)               72,300                    4,844

BMC Software, Inc. (a)            228,100                   18,234

BroadVision, Inc. (a)             207,200                   35,237

Cambridge Technology              1,231,900                 32,337
Partners, Inc. (a)

Ceridian Corp. (a)                6,776,400                 146,116

Computer Sciences Corp. (a)       2,533,000                 239,685

Covad Communications Group,       642,650                   35,948
Inc.

Dendrite International, Inc.      235,450                   7,976
(a)

DSET Corp. (a)                    260,200                   9,725

DST Systems, Inc. (a)             343,300                   26,198

Electronic Data Systems Corp.     2,525,800                 169,071

Equant NV (Reg.) (a)              829,500                   92,904

Fair, Isaac & Co., Inc.           21,900                    1,161

Foundry Networks, Inc.            23,900                    7,210

Go2Net, Inc. (a)                  199,000                   17,313

HotJobs.com Ltd.                  230,700                   10,079

IMS Health, Inc.                  1,821,553                 49,523

Infonet Services Corp. Class B    979,200                   25,704

Informix Corp. (a)                2,781,500                 31,640

InfoSpace.com, Inc.               8,300                     1,776

Intuit, Inc. (a)                  5,316,400                 318,652

ISS Group, Inc. (a)               341,900                   24,318

J. D. Edwards & Co. (a)           331,800                   9,913

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Lycos, Inc. (a)                   538,100                  $ 42,813

Micromuse, Inc. (a)               392,600                   66,742

Microsoft Corp. (a)               9,828,380                 1,147,463

National Computer Systems,        1,083,200                 40,755
Inc.

National Instrument Corp. (a)     578,500                   22,128

NCR Corp. (a)                     1,192,100                 45,151

NetIQ Corp.                       414,600                   21,585

Novell, Inc. (a)                  8,300                     331

Polycom, Inc. (a)                 1,157,500                 73,718

Proxicom, Inc.                    102,700                   12,767

Rational Software Corp. (a)       1,849,700                 90,867

Redback Networks, Inc.            149,400                   26,519

SalesLogix Corp.                  174,200                   7,153

Software.com, Inc.                87,500                    8,400

Sykes Enterprises, Inc. (a)       1,065,600                 46,753

Symantec Corp. (a)                49,700                    2,914

Synopsys, Inc. (a)                174,800                   11,668

The Bisys Group (a)               437,000                   28,514

TIBCO Software, Inc.              8,300                     1,270

Unisys Corp. (a)(c)               16,271,141                519,660

Verio, Inc. (a)                   498,200                   23,011

VeriSign, Inc. (a)                112,800                   21,538

Viant Corp.                       290,700                   28,779

Vignette Corp.                    296,710                   48,364

Visual Networks, Inc. (a)         377,700                   29,933

Yahoo!, Inc. (a)                  227,600                   98,480

                                                            4,766,322

COMPUTERS & OFFICE EQUIPMENT
- 2.5%

Adaptec, Inc. (a)                 238,200                   11,880

Alteon Websystems, Inc.           75,400                    6,616

Apple Computer, Inc. (a)          905,400                   93,086

Canon, Inc.                       462,000                   18,740

Comverse Technology, Inc. (a)     108,000                   15,633

Dell Computer Corp. (a)           1,406,800                 71,747

EMC Corp. (a)                     1,996,200                 218,085

Hewlett-Packard Co.               2,726,300                 310,628

Hitachi Ltd.                      841,000                   13,614

Juniper Networks, Inc.            222,500                   75,650

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

RSA Security, Inc. (a)            90,500                   $ 7,014

SanDisk Corp. (a)                 287,400                   27,662

Seagate Technology, Inc. (a)      1,619,400                 75,403

Sun Microsystems, Inc. (a)        768,300                   59,495

Symbol Technologies, Inc.         2,806,025                 178,358

                                                            1,183,611

ELECTRONIC INSTRUMENTS - 2.2%

Agilent Technologies, Inc.        1,311,500                 101,395

Anadigics, Inc. (a)               105,600                   4,983

KLA-Tencor Corp. (a)              144,900                   16,138

Novellus Systems, Inc. (a)        33,200                    4,068

PE Corp. - Biosystems Group       4,118,240                 495,476

Sawtek, Inc. (a)                  82,900                    5,518

Teradyne, Inc. (a)                954,100                   62,971

Thermo Electron Corp. (a)         4,884,300                 73,265

Thermo Instrument Systems,        954,975                   10,624
Inc. (a)

Varian, Inc. (a)                  224,000                   5,040

Waters Corp. (a)(c)               4,665,800                 247,287

                                                            1,026,765

ELECTRONICS - 4.5%

Analog Devices, Inc. (a)          1,124,200                 104,551

Atmel Corp. (a)                   1,545,500                 45,689

Broadcom Corp. Class A (a)        290,800                   79,207

Brocade Communications            41,400                    7,328
Systems, Inc.

Celestica, Inc. (sub. vtg.)       2,017,200                 112,663
(a)

Conexant Systems, Inc. (a)        260,400                   17,284

Dallas Semiconductor Corp.        62,200                    4,008

Intel Corp.                       1,886,000                 155,241

JDS Uniphase Corp. (a)            41,400                    6,678

KEMET Corp. (a)                   463,800                   20,900

Kyocera Corp.                     951,400                   246,694

Linear Technology Corp.           1,341,500                 96,001

Micron Technology, Inc. (a)       41,400                    3,219

Motorola, Inc.                    3,520,300                 518,364

National Semiconductor Corp.      1,015,200                 43,463
(a)

PMC-Sierra, Inc. (a)              82,900                    13,290

QLogic Corp. (a)                  190,600                   30,472

RF Micro Devices, Inc. (a)        62,200                    4,257

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Sanmina Corp. (a)                 228,500                  $ 22,821

TDK Corp.                         288,000                   39,762

Texas Instruments, Inc.           3,082,200                 298,588

Vitesse Semiconductor Corp.       3,888,400                 203,898
(a)

Zoran Corp. (a)                   517,900                   28,873

                                                            2,103,251

TOTAL TECHNOLOGY                                            11,522,883

TRANSPORTATION - 0.9%

AIR TRANSPORTATION - 0.3%

Continental Airlines, Inc.        431,000                   19,126
Class B (a)

Ryanair Holdings PLC              291,700                   16,080
sponsored ADR (a)

Southwest Airlines Co.            6,591,687                 106,703

                                                            141,909

RAILROADS - 0.1%

Canadian National Railway Co.     959,800                   25,343

TRUCKING & FREIGHT - 0.5%

American Freightways Corp. (a)    904,200                   14,637

C. H. Robinson Worldwide,         2,222,100                 88,328
Inc. (c)

Expeditors International of       404,200                   17,709
Washington, Inc.

Swift Transportation Co.,         5,233,000                 92,232
Inc. (a)(c)

United Parcel Service, Inc.       461,600                   31,850
Class B

                                                            244,756

TOTAL TRANSPORTATION                                        412,008

UTILITIES - 14.0%

CELLULAR - 6.4%

Aerial Communications, Inc.       682,800                   41,565
(a)

AirGate PCS, Inc.                 43,200                    2,279

ALLTEL Corp.                      1,739,000                 143,794

Centennial Cellular Corp. (a)     4,200                     348

China Telecom (Hong Kong)         8,772,000                 56,388
Ltd. (a)

Mannesmann AG (Reg.)              1,040,940                 253,507

Nextel Communications, Inc.       4,530,250                 467,182
Class A (a)

NTT Mobile Communication          2,059                     79,177
Network, Inc.

Orange PLC ADR (a)                848,800                   140,476

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Partner Communication Co.         1,711,000                $ 44,272
Ltd. ADR

Sprint Corp. - PCS Group          4,734,610                 485,298
Series 1 (a)

Tele Sudeste Celular              703,200                   27,293
Participacoes SA ADR

TeleCorp PCS, Inc.                15,000                    570

Telesp Celular Participacoes      1,211,700                 51,346
SA ADR

Telesystem International          497,500                   18,260
Wireless, Inc. (sub. vtg.)
(a)

Triton PCS Holdings, Inc.         1,900,000                 86,450
Class A

Vodafone AirTouch PLC             18,672,150                924,271
sponsored ADR

VoiceStream Wireless Corp. (a)    1,162,300                 165,410

Western Wireless Corp. Class A    105,800                   7,062

Wireless Facilities, Inc.         498,800                   21,760

                                                            3,016,708

ELECTRIC UTILITY - 0.3%

AES Corp. (a)                     712,500                   53,259

Edison International              142,000                   3,719

Illinova Corp.                    1,113,000                 38,677

Independent Energy Holdings       836,800                   27,876
PLC sponsored ADR (a)

                                                            123,531

GAS - 0.1%

Dynegy, Inc.                      2,670,800                 64,934

TELEPHONE SERVICES - 7.1%

Allegiance Telecom, Inc. (a)      625,700                   57,721

AT&T Corp.                        12,012,550                609,637

Bell Atlantic Corp.               1,631,600                 100,445

BellSouth Corp.                   4,138,200                 193,719

British Telecommunications PLC    2,684,654                 63,895

Cable & Wireless PLC              1,899,900                 100,576
sponsored ADR

DDI Corp.                         10,509                    143,959

Deutsche Telekom AG               263,874                   18,854

Energis PLC (a)                   2,388,965                 114,849

Esat Telecom Group PLC            371,475                   33,990
sponsored ADR (a)

Global Crossing Ltd. (a)          1,140,900                 57,045

GTE Corp.                         1,395,100                 98,442

Koninklijke KPN NV                27,284                    2,661

MCI WorldCom, Inc. (a)            7,610,653                 403,840

McLeodUSA, Inc. Class A (a)       3,185,160                 187,526

NEXTLINK Communications, Inc.     2,179,500                 181,035
Class A (a)

Nippon Telegraph & Telephone      15,886                    272,021
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              724,016                  $ 31,133
International, Inc. (a)

RCN Corp. (a)                     574,200                   27,849

SBC Communications, Inc.          7,745,659                 377,601

Telefonica SA sponsored ADR       1,110,476                 87,519

Telefonos de Mexico SA de CV      207,300                   23,321
Series L sponsored ADR

Teligent, Inc. Class A (a)(c)     718,500                   44,367

Time Warner Telecom, Inc.         227,600                   11,366

WinStar Communications, Inc.      1,287,500                 96,402
(a)

                                                            3,339,773

WATER - 0.1%

Vivendi SA (a)                    371,800                   33,545

TOTAL UTILITIES                                             6,578,491

TOTAL COMMON STOCKS                                         44,484,604
(Cost $30,695,744)



U.S. TREASURY OBLIGATIONS -
2.4%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)

U.S. Treasury Bonds:

5.5% 8/15/28                      Aaa      $ 93,500                              79,738

6.125% 11/15/27                   Aaa       302,000                              281,047

6.375% 8/15/27                    Aaa       344,000                              330,402

6.5% 11/15/26                     Aaa       96,000                               93,600

6.75% 8/15/26                     Aaa       56,600                               56,865

6.875% 8/15/25                    Aaa       239,500                              243,952

7.625% 2/15/25                    Aaa       19,610                               21,733

TOTAL U.S. TREASURY OBLIGATIONS                                                  1,107,337
(Cost $1,187,414)



CASH EQUIVALENTS - 3.4%

                               SHARES                        VALUE (NOTE 1)  (000S)

Central Cash Collateral Fund,   253,191,996                  $ 253,192
4.97% (b)

Taxable Central Cash Fund,      1,334,693,092                 1,334,693
5.12% (b)

TOTAL CASH EQUIVALENTS                                        1,587,885
(Cost $1,587,885)

TOTAL INVESTMENT PORTFOLIO -                                  47,179,826
100.6%
(Cost $33,471,043)

NET OTHER ASSETS - (0.6)%                                     (268,131)

NET ASSETS - 100%                                            $ 46,911,695


LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                         ACQUISITION DATE  ACQUISITION COST (000S)

Grand Palais Management  Co. LP  7/24/96           $ 0

Distribution of investments by country of issue, as a percentage of net assets, is as follows:

United States of America       83.0%

United Kingdom                  5.9

Japan                           4.0

Canada                          1.7

Germany                         1.0

Netherlands                     1.0

Others (individually less       3.4
than 1%)

                              100.0%

INCOME TAX INFORMATION

At December 31, 1999, the aggregate
cost of investment securities for income tax purposes was $33,854,658,000.
Net unrealized appreciation aggre-
gated $13,325,168,000, of which $14,728,782,000 related to appreciated investment securities and $1,403,614,000 related to depreciated investment securities.

The fund hereby designates approximately $5,970,809,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    DECEMBER 31, 1999

ASSETS

Investment in securities, at              $ 47,179,826
value (cost $33,471,043) -
See accompanying schedule

Cash                                       2,710

Receivable for investments                 201,186
sold

Receivable for fund shares                 35,257
sold

Dividends receivable                       15,838

Interest receivable                        31,526

Other receivables                          1,220

 TOTAL ASSETS                              47,467,563

LIABILITIES

Payable for investments        $ 214,470
purchased

Payable for fund shares         62,643
redeemed

Accrued management fee          18,732

Other payables and accrued      6,831
expenses

Collateral on securities        253,192
loaned, at value

 TOTAL LIABILITIES                         555,868

NET ASSETS                                $ 46,911,695

Net Assets consist of:

Paid in capital                           $ 31,586,838

Undistributed net investment               11,274
income

Accumulated undistributed net              1,604,806
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                13,708,777
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS, for 781,623                   $ 46,911,695
shares outstanding

NET ASSET VALUE, offering                  $60.02
price and redemption price
per share ($46,911,695
(divided by) 781,623 shares)

Maximum offering price per                 $61.88
share  (100/97.00 of $60.02)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS           YEAR
                               ENDED DECEMBER 31, 1999

INVESTMENT INCOME                            $ 230,410
Dividends (including $1,320
received from affiliated
issuers)

Interest                                      224,803

Security lending                              4,315

 TOTAL INCOME                                 459,528

EXPENSES

Management fee Basic fee         $ 243,766

 Performance adjustment           (54,822)

Transfer agent fees               78,266

Accounting and security           1,442
lending fees

Non-interested trustees'          172
compensation

Custodian fees and expenses       1,555

Registration fees                 2,207

Audit                             189

Legal                             171

Interest                          5

Miscellaneous                     93

 Total expenses before            273,044
reductions

 Expense reductions               (14,762)    258,282

NET INVESTMENT INCOME                         201,246

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,519,739
(including realized gain of
$17,563  on sales of
investments in affiliated
issuers)

 Foreign currency transactions    (1,045)     8,518,694

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            832,925

 Assets and liabilities in        (163)       832,762
foreign currencies

NET GAIN (LOSS)                               9,351,456

NET INCREASE (DECREASE) IN                   $ 9,552,702
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED DECEMBER 31, 1999  YEAR ENDED DECEMBER 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 201,246                     $ 232,829
income

 Net realized gain (loss)         8,518,694                     3,185,752

 Change in net unrealized         832,762                       5,951,832
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       9,552,702                     9,370,413
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (187,492)                     (190,451)
From net investment income

 From net realized gain           (6,849,357)                   (2,677,837)

 TOTAL DISTRIBUTIONS              (7,036,849)                   (2,868,288)

Share transactions Net            6,947,473                     6,953,917
proceeds from sales of shares

 Reinvestment of distributions    6,910,736                     2,812,601

 Cost of shares redeemed          (8,101,248)                   (8,368,858)

 NET INCREASE (DECREASE) IN       5,756,961                     1,397,660
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       8,272,814                     7,899,785
IN NET ASSETS

NET ASSETS

 Beginning of period              38,638,881                    30,739,096

 End of period (including        $ 46,911,695                  $ 38,638,881
undistributed net investment
income of $11,274 and
$35,367, respectively)

OTHER INFORMATION
Shares

 Sold                             114,641                       134,565

 Issued in reinvestment of        119,715                       49,673
distributions

 Redeemed                         (132,909)                     (163,300)

 Net increase (decrease)          101,447                       20,938


FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31,        1999      1998      1997      1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 56.81   $ 46.63   $ 42.15   $ 38.02   $ 30.28
period

Income from  Investment
Operations

Net investment income            .29 C     .36 C     .42 C     .46       .03

Net realized and  unrealized     13.42     14.34     8.97      7.50      10.93
gain (loss)

Total from  investment           13.71     14.70     9.39      7.96      10.96
operations

Less Distributions

 From net  investment income     (.28)     (.30)     (.35)     (.38)     (.09)

From net realized gain           (10.22)   (4.22)    (4.56)    (3.45)    (3.13)

Total distributions              (10.50)   (4.52)    (4.91)    (3.83)    (3.22)

Net asset value,  end of        $ 60.02   $ 56.81   $ 46.63   $ 42.15   $ 38.02
period

TOTAL RETURN A, B                25.03%    31.57%    23.00%    21.94%    36.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 46,912  $ 38,639  $ 30,739  $ 23,829  $ 14,858
millions)

Ratio of expenses to average     .65%      .65%      .70%      .83%      .98%
net assets

Ratio of expenses to average     .62% D    .61% D    .67% D    .79% D    .96% D
net assets after expense
reductions

Ratio of net investment          .48%      .70%      .91%      1.28%     .44%
income to average  net assets

Portfolio turnover rate          177%      197%      144%      159%      223%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Contrafund (the fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Effective the close of business on April 3, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of the business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES - CONTINUED

regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

CENTRAL CASH FUNDS. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund and the Central Cash Collateral Fund(the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income. Income distributions from the Cash Funds are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $0 or 0% of net assets.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $68,469,908,000 and $68,476,782,000, respectively, of which U.S. government and government agency obligations aggregated
$1,061,432,000 and $749,077,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

assets of all the mutual funds advised by FMR. The rates ranged from
 .2167% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of
 .45% of average net assets after the performance adjustment.

SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $4,186,000 on sales of shares of the fund of which $4,162,000 was retained.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $5,399,000 for the period.

5. SECURITY LENDING.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral in the form of U.S. Treasury obligations, letters of credit, and/or cash against the loaned securities, and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the fund could experience delays and costs in recovering the securities loaned or in gaining access to the

5. SECURITY LENDING - CONTINUED

collateral. At period end, the value of the securities loaned amounted to $261,264,000. The fund received cash collateral of $253,192,000 which was invested in cash equivalents.

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,374,000. The weighted average interest rate was 5.11%.Interest expense includes $5,000 paid under the bank borrowing program.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $13,188,000 under this arrangement.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $13,000 and $1,561,000, respectively, under these arrangements.

8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS                   PURCHASE       SALES         DIVIDEND       VALUE
AFFILIATE                              COST           COST          INCOME
Action Performance Companies, Inc.     $  22,754      $  31,804     $     -        $         -
Allen Telecom, Inc.                        9,779              -           -             28,475
The Bombay Company, Inc.                   6,047            240           -             12,824
C.H. Robinson Worldwide, Inc.              4,697              -         178             88,328
Ceridian Corp.                            58,164         65,652           -                  -
Charming Shoppes, Inc.                         -              -           -             70,361
Clarify, Inc..                            11,358         12,987           -                  -
Dover Downs Entertainment, Inc.            1,271          1,007          89             11,811
Earthgrains Co.                           35,191          5,513         572             56,678
Fleming Companies, Inc.                    3,542            962          87             23,172
Good Guys, Inc.                            2,784              -           -             11,984
Harman International Industries, Inc.     18,958              -           -             69,533
InterTAN, Inc.                               793          1,007           -                  -
Lamar Advertising Co. Class A             21,519            876           -                  -
Linens'n Things, Inc.                     32,094          6,989           -             81,830
Midas, Inc.                               21,621          8,983          95             31,211
Mutual Risk Management Ltd.                8,253          6,897         299             38,336
Outdoor Systems, Inc.                      4,302          3,919           -                  -
Polycom, Inc.                             39,080         44,947           -                  -
Premier Parks, Inc.                        8,464         27,810           -            140,598
PulsePoint Communications.                   281            298           -                  -
Quicksilver, Inc..                        13,879         14,478           -                  -
Rayovac Corp.                             14,995         14,888           -             48,311
SPX Corp.                                  2,098          2,869           -            251,888
SBS Broadcasting SA                       10,983              -           -             66,108
Sunglass Hut International, Inc.          20,020          4,975           -             42,804
Swift Transportation Co., Inc.            33,800              -           -             92,232
Telespectrum Worldwide, Inc.               3,100          4,309           -                  -
Teligent, Inc. Class A                    14,039              -           -             44,367
Unisys Corp.                              46,682         12,919           -            519,660
Vans, Inc.                                     -          1,378           -                  -
Vitesse Semiconductor Corp.               90,448         99,755           -                  -
Waters Corp.                             115,659         64,331           -            247,287
TOTALS                                 $ 676,655      $ 439,793     $ 1,320        $ 1,977,798


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of and Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
February 7, 2000

DISTRIBUTIONS


The Board of Trustees of Fidelity Contrafund voted to pay on February 7, 2000, to shareholders of record at the opening of business on February 4, 2000, a distribution of $1.47 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security. (PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)

1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Will Danoff, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Ned C. Lautenbach

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

CON-ANN-0200  88596
1.540009.102

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FIDELITY'S GROWTH FUNDS
Aggressive Growth Fund
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund(registered trademark)
Contrafund(registered trademark) II
Disciplined Equity Fund
Dividend Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium Fund(registered trademark)
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
Tax Managed Stock Fund
TechnoQuant (registered trademark) Growth Fund
Trend Fund
Value Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com